Document and Entity Information	12 Months Ended
Feb. 28, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	DRAGONWAVE INC
Entity Central Index Key	0001178946
Document Type	20-F
Document Period End Date	Feb. 28, 2015
Amendment Flag	false
Current Fiscal Year End Date	--02-28
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	75,290,818
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY